Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments

	Expected Future Payments
(undiscounted)	2016	2017	2018	2019	2020	Thereafter	Total

Transportation and Processing	$693	$679	$685	$588	$491	$2,507	$5,643
Drilling and Field Services	164	106	59	29	17	1	376
Operating Leases	30	24	23	11	3	19	110
Total	$887	$809	$767	$628	$511	$2,527	$6,129